8. Other receivables (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Receivables
At the beginning of the year	R$ (15)	R$ (16)	R$ (12)
Allowance booked for the year			(4)
Write-off of other receivables	2	5	13
Deconsolidation Sendas	2	(4)
Assets held for sale and discontinued operations			(13)
At the end of the year	R$ (11)	R$ (15)	R$ (16)